Financial Instruments (Senior Notes Offering) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jan. 28, 2013 Senior Notes	Jun. 30, 2013 Senior Notes Senior Notes 1.150% due 2016	Jan. 28, 2013 Senior Notes Senior Notes 1.150% due 2016	Jun. 30, 2013 Senior Notes Senior Notes 1.875% due 2018	Jan. 28, 2013 Senior Notes Senior Notes 1.875% due 2018	Jun. 30, 2013 Senior Notes Senior Notes 3.250% due 2023	Jan. 28, 2013 Senior Notes Senior Notes 3.250% due 2023	Jun. 30, 2013 Senior Notes Senior Notes 4.700% due 2043	Jan. 28, 2013 Senior Notes Senior Notes 4.700% due 2043	Jan. 28, 2013 Senior Notes Initial Purchasers	Jan. 28, 2013 Senior Notes Pfizer Transfer	Jun. 30, 2013 Allocated Long-term Debt	Jun. 30, 2013 Fair Value, Inputs, Level 2 Senior Notes	Dec. 31, 2012 Fair Value, Inputs, Level 2 Allocated Long-term Debt	Dec. 31, 2011 Fair Value, Inputs, Level 2 Allocated Long-term Debt
Senior Secured Notes [Line Items]
Debt, principal amount	$ 3,650	$ 582	$ 3,650	$ 400	$ 400	$ 750	$ 750	$ 1,350	$ 1,350	$ 1,150	$ 1,150	$ 2,650	$ 1,000	$ 0
Debt, unamortized discount			10
Debt, purchase price percent due to downgrade of investment grade			101.00%
Debt, stated interest rate					1.15%		1.875%		3.25%		4.70%
Fair value, debt instrument															$ 3,462	$ 732	$ 690